UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.1%

	CORPORATE DEBT – 34.5%

	Financials – 9.1%

$80	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.250%	7/01/20	BBB–	$83,686

91	American International Group, Inc.	4.125%	2/15/24	BBB+	96,791

60	Anthem, Inc.	3.500%	8/15/24	BBB+	61,507

98	Bank of America Corporation	4.200%	8/26/24	BBB	103,489

177	Bank of America Corporation	3.950%	4/21/25	BBB	182,417

150	Bank of America Corporation	4.183%	11/25/27	BBB	156,413

200	Bank of New York Mellon	2.600%	2/07/22	A+	201,367

40	Barclays Bank PLC	3.750%	5/15/24	A	41,611

86	BGC Partners Inc.	5.375%	12/09/19	BBB–	90,402

350	Capital One Bank	3.375%	2/15/23	BBB+	355,850

144	Citigroup Inc.	3.500%	5/15/23	BBB	146,569

144	Citigroup Inc.	3.700%	1/12/26	A–	148,450

48	Citigroup Inc.	4.750%	5/18/46	BBB	52,104

40	Credit Suisse Group Funding Guernsey Limited	3.800%	9/15/22	BBB+	41,568

162	Credit Suisse New York	5.400%	1/14/20	BBB	172,743

72	Delphi Financial Group	7.875%	1/31/20	BBB	80,191

145	Deutsche Bank AG	2.950%	8/20/20	BBB	146,421

91	Deutsche Bank AG	3.375%	5/12/21	BBB	92,460

123	Fifth Third Bancorp.	4.300%	1/16/24	BBB+	130,715

40	First Niagara Financial Group, Inc.	6.750%	3/19/20	BBB+	44,181

127	FS Investment Corporation	4.000%	7/15/19	BBB–	129,121

123	Goldman Sachs Group Inc., Series EMC	3.750%	2/25/26	A–	126,192

289	Goldman Sachs Group, Inc.	3.000%	4/26/22	A–	291,788

150	Goldman Sachs Group, Inc.	3.500%	11/16/26	A–	150,211

40	Government Properties Income Trust	3.750%	8/15/19	BBB–	40,671

44	Host Hotel & Resorts Inc.	6.000%	10/01/21	BBB	48,877

200	HSBC Holdings PLC	4.250%	3/14/24	A–	210,194

60	Humana, Inc.	3.850%	10/01/24	BBB	62,410

60	Huntington BancShares Inc.	7.000%	12/15/20	BBB	67,907

88	Jefferies Group Inc.	8.500%	7/15/19	BBB–	96,669

100	JPMorgan Chase & Company	2.972%	1/15/23	A	101,220

80	JPMorgan Chase & Company	3.375%	5/01/23	A–	82,011

132	JPMorgan Chase & Company	3.200%	6/15/26	A	131,873

40	Key Bank NA	3.400%	5/20/26	BBB+	39,840

NUVEEN	1

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$123	Lincoln National Corporation	4.200%	3/15/22	BBB+	$130,755

40	Mitsubishi UFJ Financial Group, Inc.	3.850%	3/01/26	A	41,712

98	Morgan Stanley Dean Witter & Company	4.875%	11/01/22	BBB+	106,123

123	Morgan Stanley	3.875%	1/27/26	A–	128,325

62	Pennantpark Investment Corporation	4.500%	10/01/19	BBB–	62,810

51	Primerica Inc.	4.750%	7/15/22	BBB+	55,472

110	Principal Financial Inc.	3.125%	5/15/23	BBB+	111,964

77	Prospect Capital Corporation	5.000%	7/15/19	BBB–	79,695

62	Prudential Financial Inc.	3.500%	5/15/24	A–	64,609

60	Prudential Financial Inc.	5.875%	9/15/42	BBB	66,300

40	Rabobank Nederland	3.950%	11/09/22	A–	42,192

53	Reinsurance Group of America Inc.	4.700%	9/15/23	BBB+	57,349

44	Select Income REIT	3.600%	2/01/20	BBB–	44,576

84	Stifel Financial Corporation	3.500%	12/01/20	BBB–	85,672

54	Sumitomo Mitsui Financial Group, Inc.	3.784%	3/09/26	A	55,946

40	Suntrust Bank, Subordinate Note	3.300%	5/15/26	BBB+	39,596

40	SVB Financial Group	5.375%	9/15/20	BBB+	43,221

60	Synovus Financial Corp.	7.875%	2/15/19	BBB–	64,500

53	Torchmark Corporation	3.800%	9/15/22	A–	54,744

48	UnumProvident Corporation	5.625%	9/15/20	BBB	52,136

49	Voya Financial Inc.	5.500%	7/15/22	BBB	54,409

112	Wells Fargo & Company	3.000%	4/22/26	A	109,643
5,357	Total Financials				5,559,668

	Industrial – 16.5%

60	AbbVie Inc.	3.600%	5/14/25	BBB+	61,677

32	AGCO Corporation	5.875%	12/01/21	BB+	34,954

168	Allergan	3.850%	6/15/24	BBB–	174,293

44	AT&T, Inc.	4.500%	5/15/35	BBB+	42,888

257	AT&T, Inc.	4.300%	12/15/42	BBB+	234,908

213	AT&T, Inc.	4.350%	6/15/45	BBB+	190,208

44	AutoNation Inc.	4.500%	10/01/25	BBB–	46,601

66	Baxalta, Inc.	2.875%	6/23/20	BBB–	66,958

60	Baxalta, Inc.	3.600%	6/23/22	BBB–	62,156

80	Baxter International Inc.	3.500%	8/15/46	BBB+	72,647

138	Becton Dickinson & Company	4.685%	12/15/44	BBB	144,997

175	Boardwalk Pipelines LP	3.375%	2/01/23	BBB–	175,719

40	BorgWarner Inc.	3.375%	3/15/25	BBB+	40,245

60	BorgWarner Inc.	4.375%	3/15/45	BBB+	60,737

84	Buckeye Partners LP	4.150%	7/01/23	BBB–	86,997

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$164	Canadian Natural Resources Limited	3.900%	2/01/25	BBB	$169,308

60	Canadian Pacific Railway Company	4.800%	9/15/35	BBB+	68,670

120	Cardinal Health Inc.	4.500%	11/15/44	BBB+	119,566

54	Celanese US Holdings LLC	5.875%	6/15/21	BBB–	59,554

60	Celgene Corporation, Convertible Notes	3.625%	5/15/24	BBB	61,894

60	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	4.908%	7/23/25	BBB–	63,829

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	5.375%	5/01/47	BBB–	101,236

121	Cimarex Energy Company	4.375%	6/01/24	BBB–	128,976

50	Coach, Inc.	4.250%	4/01/25	BBB–	51,724

40	Columbia Pipeline Group, Inc.	5.800%	6/01/45	BBB	49,142

40	CVS Health Corporation	4.875%	7/20/35	BBB+	43,939

60	CVS Health Corporation	5.125%	7/20/45	BBB+	67,046

104	Delphi Corporation	4.150%	3/15/24	BBB	110,339

80	Discovery Communications Inc.	3.250%	4/01/23	BBB–	80,791

54	Discovery Communications Inc.	4.900%	3/11/26	BBB–	58,037

40	Eaton Corporation	4.000%	11/02/32	BBB+	41,485

60	Eaton Corporation	4.150%	11/01/42	BBB+	60,815

160	EcoPetrol SA	4.250%	9/18/18	BBB	162,560

60	Electronic Arts, Inc.	4.800%	3/01/26	BBB	66,225

91	Enable Midstream Partners LP	3.900%	5/15/24	BBB–	91,749

118	Enterprise Products Operating LP	5.750%	3/01/35	BBB+	136,509

72	EQT Corporation	4.875%	11/15/21	BBB–	77,470

119	FedEx Corporation	3.900%	2/01/35	BBB	120,632

110	Flowers Foods, Inc.	3.500%	10/01/26	BBB	108,862

44	Flowserve Corporation	4.000%	11/15/23	BBB	44,645

60	FMC Corporation	5.200%	12/15/19	BBB–	63,227

44	Ford Motor Company	6.375%	2/01/29	BBB	51,678

60	Ford Motor Company	4.750%	1/15/43	BBB	59,300

160	Ford Motor Credit Company	3.664%	9/08/24	BBB	162,339

54	Fortive Corporation	4.300%	6/15/46	BBB	56,718

111	General Motors Corporation	6.600%	4/01/36	BBB	132,832

160	General Motors Financial Company Inc.	5.250%	3/01/26	BBB	174,789

80	Grupo Televisa SAB	5.000%	5/13/45	BBB+	79,842

237	Halliburton Company	3.800%	11/15/25	BBB+	245,748

91	Harman International Industries, Inc.	4.150%	5/15/25	BBB	93,792

113	Helmerich and Payne International Drilling Company	4.650%	3/15/25	BBB+	120,002

80	Interpublic Group of Companies Inc.	3.750%	2/15/23	BBB	83,190

NUVEEN	3

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$48	Johnson Controls International PLC	4.625%	7/02/44	BBB+	$51,607

40	Johnson Controls International PLC	5.125%	9/14/45	BBB+	45,980

39	Kennametal Inc.	3.875%	2/15/22	BBB–	39,557

40	Kohl’s Corporation	4.250%	7/17/25	BBB	40,904

60	Kraft Heinz Foods Company	5.000%	7/15/35	BBB–	65,799

116	Lockheed Martin Corporation	3.600%	3/01/35	BBB+	115,344

54	Macys Retail Holdings Inc.	6.650%	7/15/24	BBB–	58,607

45	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	43,552

123	Marathon Petroleum Corporation	3.625%	9/15/24	BBB	126,122

54	Marriott International, Inc.	4.500%	10/01/34	BBB	57,003

62	McDonald’s Corporation	4.700%	12/09/35	BBB+	68,804

88	McDonald’s Corporation	4.875%	7/15/40	BBB+	99,364

48	McKesson Corporation	4.883%	3/15/44	BBB+	52,060

232	MPLX LP	4.500%	7/15/23	BBB–	248,030

74	Mylan Inc.	3.150%	6/15/21	BBB–	74,842

105	National Oilwell Varco inc.	2.600%	12/01/22	BBB+	103,460

40	Newell Brands Inc.	5.000%	11/15/23	BBB–	42,603

50	Newell Brands Inc.	5.375%	4/01/36	BBB–	58,233

72	Newmont Mining Corporation	3.500%	3/15/22	BBB	74,329

76	Noble Energy Inc.	3.900%	11/15/24	BBB–	78,358

35	Nordstrom, Inc.	6.950%	3/15/28	BBB+	40,390

67	Northern Border Pipeline Company	7.500%	9/15/21	BBB+	76,903

100	Nucor Corporation	4.125%	9/15/22	BBB+	106,664

60	Oceaneering International, Inc.	4.650%	11/15/24	BBB–	59,629

60	Orange SA	5.375%	1/13/42	BBB+	71,169

50	Owens and Minor, Inc.	4.375%	12/15/24	BBB–	51,505

80	Perrigo Finance Unlimited Company	3.500%	3/15/21	BBB–	81,784

335	Petroleos Mexicanos	6.000%	3/05/20	BBB	357,278

87	Phillips 66	4.650%	11/15/34	BBB+	94,134

60	Pioneer Natural Resources Company	3.950%	7/15/22	BBB	62,864

89	Pioneer Natural Resources Company	4.450%	1/15/26	BBB	95,879

164	Priceline Group Inc.	3.550%	3/15/28	BBB+	165,314

80	Qwest Corp.	6.875%	9/15/33	BB+	78,576

59	Qwest Corporation	7.125%	11/15/43	BB+	59,236

57	Rayonier, Inc.	3.750%	4/01/22	BBB–	57,897

89	Reliance Steel and Aluminum Co	4.500%	4/15/23	BBB	94,676

60	Reynolds American Inc.	5.700%	8/15/35	BBB	70,819

142	Rogers Communications Inc.	5.000%	3/15/44	BBB+	161,319

89	Scripps Networks Interactive Inc.	3.900%	11/15/24	BBB	91,240

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$80	Spectra Energy Partners LP	4.500%	3/15/45	BBB	$82,338

44	Sysco Corporation	5.375%	9/21/35	BBB+	51,469

105	TC Pipelines LP	4.650%	6/15/21	BBB–	110,870

119	TechnipFMC PLC, 144A	3.450%	10/01/22	BBB	119,476

44	The JM Smucker Company	4.250%	3/15/35	BBB	46,146

46	Thermo Fischer Scientific Inc.	5.300%	2/01/44	BBB	54,615

44	Tyson Foods	4.875%	8/15/34	BBB	48,688

197	Valero Energy Corporation	3.650%	3/15/25	BBB	203,420

88	Valmont Industries, Inc.	6.625%	4/20/20	BBB	96,187

160	Verizon Communications	4.400%	11/01/34	BBB+	161,056

119	Verizon Communications	4.750%	11/01/41	BBB+	119,445

170	Verizon Communications	4.125%	8/15/46	BBB+	154,643

151	Viacom Inc.	4.250%	9/01/23	BBB–	155,321

45	Walgreen Company	4.400%	9/15/42	BBB	44,506

40	Walgreens Boots Alliance, Inc.	4.500%	11/18/34	BBB	41,161

53	Waste Management Inc.	3.900%	3/01/35	BBB+	55,329

102	Western Gas Partners LP	4.000%	7/01/22	BBB–	105,282

40	Worthington Industries, Inc.	4.550%	4/15/26	BBB–	41,797

40	Zimmer Biomet Holdings, Inc.	4.250%	8/15/35	BBB–	39,637

40	Zimmer Biomet Holdings, Inc.	5.750%	11/30/39	BBB–	46,806
9,768	Total Industrial				10,164,471

	Utility – 8.9%

100	Appalachian Power Company	5.800%	10/01/35	BBB+	120,864

60	Appalachian Power Company	4.400%	5/15/44	BBB+	64,582

80	Black Hills Corporation	3.150%	1/15/27	BBB	78,557

40	Black Hills Corporation	4.200%	9/15/46	BBB	40,316

110	CenterPoint Energy Resources Corporation	4.100%	9/01/47	BBB+	112,841

84	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB–	84,560

88	CMS Energy Corporation	4.700%	3/31/43	BBB	96,579

200	Commonwealth Edison Company	3.750%	8/15/47	A	203,521

93	Dominion Resources Inc.	5.250%	8/01/33	BBB	106,208

167	Dominion Resources Inc.	4.700%	12/01/44	BBB	183,894

210	DTE Electric Company	3.750%	8/15/47	A+	212,534

224	Duke Energy Corporation	2.650%	9/01/26	BBB+	214,966

150	Duke Energy Corporation	3.750%	9/01/46	BBB+	145,797

200	Duke Energy Progress LLC	3.600%	9/15/47	A+	197,722

88	Edison International	2.950%	3/15/23	BBB+	89,075

80	El Paso Electric Company	5.000%	12/01/44	BBB	87,280

NUVEEN	5

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Utility (continued)

$44	Emera US Finance LP	3.550%	6/15/26	BBB–	$44,418

60	Emera US Finance LP	4.750%	6/15/46	BBB–	65,073

94	Entergy Corporation	2.950%	9/01/26	BBB	91,217

168	Exelon Corporation	4.950%	6/15/35	BBB	189,750

123	Exelon Corporation	4.450%	4/15/46	BBB	131,273

80	Indiana Michigan Power Company	3.200%	3/15/23	BBB+	81,827

100	Indiana Michigan Power Company	3.750%	7/01/47	BBB+	98,644

54	Interstate Power And Light Company	4.700%	10/15/43	BBB+	59,513

120	ITC Holdings Corp.	3.250%	6/30/26	BBB+	119,578

40	ITC Holdings Corp.	5.300%	7/01/43	BBB+	46,848

56	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	AA	61,334

60	Kansas City Power and Light Co	5.300%	10/01/41	BBB+	70,845

107	Kansas City Power and Light Co	4.200%	6/15/47	BBB+	111,646

77	KeySpan Corporation	5.803%	4/01/35	BBB+	94,584

140	National Rural Utilities Cooperative Finance Corporation	2.850%	1/27/25	A+	139,506

91	NiSource Finance Corporation	5.250%	2/15/43	BBB	106,194

93	NiSource Finance Corporation	4.800%	2/15/44	BBB	103,563

200	NiSource Finance Corporation	3.950%	3/30/48	BBB	198,161

110	PPL Capital Funding Inc.	4.700%	6/01/43	BBB	121,317

74	PSE&G Power LLC	4.300%	11/15/23	BBB+	78,021

250	Public Service of Colorado	3.800%	6/15/47	A+	256,041

66	Public Service Company of New Mexico	3.850%	8/01/25	BBB	67,965

72	Puget Energy, Inc.	3.650%	5/15/25	BBB–	73,720

72	SCANA Corporation	4.125%	2/01/22	BBB–	73,094

74	Southaven Combined Cycle Generation LLC	3.846%	8/15/33	AA	75,040

218	Southern Company Gas Capital Corporation	4.400%	6/01/43	BBB+	226,844

150	Southwestern Public Service Company	3.700%	8/15/47	A	149,972

60	Spire, Inc.	4.700%	8/15/44	BBB	64,214

148	The Southern Company	4.250%	7/01/36	BBB+	154,234

60	The Southern Company	4.400%	7/01/46	BBB+	63,139

91	TransAlta Corporation	4.500%	11/15/22	BBB–	93,595

56	Tucson Electric Power Company	3.050%	3/15/25	A–	55,192

54	Xcel Energy Inc.	4.800%	9/15/41	BBB+	60,503
5,236	Total Utility				5,466,161
$20,361	Total Corporate Debt (cost $21,226,437)				21,190,300

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 3.2%

	Sovereign Debt – 1.6%

$60	Republic of Chile	3.625%	10/30/42	A+	$59,400

120	Republic of Colombia	6.125%	1/18/41	BBB	141,240

40	Republic of Italy	5.375%	6/15/33	BBB	46,205

60	Republic of Panama	4.300%	4/29/53	BBB	61,500

182	Republic of Peru	4.125%	8/25/27	BBB+	199,472

100	Republic of Uruguay	5.100%	6/18/50	BBB	107,250

228	United Mexican States	4.750%	3/08/44	BBB+	227,316

160	United Mexican States	4.350%	1/15/47	BBB+	150,640
950	Total Sovereign Debt				993,023

	Municipal Bonds – 1.1% (3)

60	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B (No Optional Call)	3.852%	8/15/46	AAA	65,027

88	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (Optional Call: 3/20 at 100.00)	7.950%	3/01/36	AA–	99,323

60	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2016B (No Optional Call)	3.086%	9/15/51	AA+	53,259

80	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B (Optional Call: 6/19 at 100.00)	6.875%	12/15/39	BBB+	83,339

106	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C (Optional Call: 12/20 at 100.00)	6.104%	12/15/28	BBB+	111,281

40	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Refunding Series 2016B (No Optional Call)	3.798%	12/01/46	AA	41,060

110	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	130,434

81	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	91,443
625	Total Municipal Bonds				675,166

	Government Agency – 0.5%

157	Inter-American Development Bank	3.200%	8/07/42	AAA	155,824

120	Tennessee Valley Authority	3.500%	12/15/42	AAA	126,375
277	Total Government Agency				282,199
$1,852	Total Government Related (cost $2,007,019)				1,950,388

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY – 20.4%

$3,488	U.S. Treasury Notes	0.750%	8/15/19	AAA	$3,437,178

1,531	U.S. Treasury Notes	0.875%	9/15/19	AAA	1,511,025

391	U.S. Treasury Notes	2.000%	12/31/21	AAA	392,207

350	U.S. Treasury Notes	1.875%	9/30/22	AAA	347,717

NUVEEN	7

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY (continued)

$1,060	U.S. Treasury Notes	2.750%	11/15/23	AAA	$1,096,976

954	U.S. Treasury Notes	2.250%	11/15/24	AAA	954,820

2,538	U.S. Treasury Notes	2.000%	8/15/25	AAA	2,485,554

2,224	U.S. Treasury Notes	2.250%	2/15/27	AAA	2,202,542

93	U.S. Treasury Notes	2.375%	5/15/27	AAA	93,044
$12,629	Total U.S. Treasury (cost $12,763,560)				12,521,063

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED – 41.0%

$600	Commercial Mortgage Pass Through Certificates, Series 2015-LC19	3.527%	2/10/48	AA+	$614,104

500	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C2	3.849%	6/15/57	Aa2	516,072

1,126	Fannie Mae Mortgage Pool AL9125	4.000%	10/01/43	AAA	1,186,726

2,065	Fannie Mae Mortgage Pool AS6302	3.500%	12/01/45	AAA	2,123,851

1,097	Fannie Mae Mortgage Pool AX4887	4.000%	12/01/44	AAA	1,151,901

2,035	Fannie Mae Mortgage Pool MA1489	3.000%	7/01/43	AAA	2,047,285

3,286	Fannie Mae Mortgage Pool MA2671	3.500%	7/01/46	AAA	3,380,844

3,506	Fannie Mae Mortgage Pool MA2929	3.500%	3/01/47	AAA	3,606,444

292	Fannie Mae Mortgage Pool MA3120, (WI/DD)	3.500%	9/01/47	AAA	300,851

2,289	Ginnie Mae Mortgage Pool MA2149	4.000%	8/20/44	AAA	2,420,845

956	Ginnie Mae Mortgage Pool MA3310	3.500%	12/20/45	AAA	992,751

1,455	Ginnie Mae Mortgage Pool MA3311	4.000%	12/20/45	AAA	1,537,608

342	Ginnie Mae Mortgage Pool MA3874	3.500%	8/20/46	AAA	355,507

3,830	Ginnie Mae Mortgage Pool MA3937	3.500%	9/20/46	AAA	3,977,542

500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2014-LC16	4.020%	8/15/50	Aaa	522,180

500	World Financial Network Credit Card Master Trust, Series 2012-A	3.140%	1/17/23	AAA	508,451
$24,379	Total Securitized (cost $25,585,559)				25,242,962
	Total Long-Term Investments (cost $61,582,575)				60,904,713

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 0.6%

	GOVERNMENT RELATED – 0.6%

$400	Federal Home Loan Banks, Discount Notes	0.000%	11/01/17	N/R	$400,000
	Total Short-Term Investments (cost $400,000)				400,000
	Total Investments (cost $61,982,575) – 99.7%				61,304,713
	Other Assets Less Liabilities – 0.3%				159,898
	Net Assets – 100%				$61,464,611

8	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$—	$21,190,300	$—	$21,190,300
Government Related	—	1,950,388	—	1,950,388
U.S. Treasury	—	12,521,063	—	12,521,063
Securitized	—	25,242,962	—	25,242,962
Short-Term Investments:
Government Related	—	400,000	—	400,000
Total	$—	$61,304,713	$—	$61,304,713

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

Tax cost of investments	$61,982,575
Gross unrealized:
Appreciation	$186,097
Depreciation	(863,959)
Net unrealized appreciation (depreciation) of investments	$(677,862)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The ratings disclosed reflects net exposure to credit ratings by one or more of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). If there are multiple ratings for a security, the average rating is used, with evenly split ratings being rounded down to the lower rating, which is the method used by the Index. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NUVEEN	9

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	CORPORATE DEBT – 52.4%

	Financials – 31.6%

$168	Air Lease Corporation	4.750%	3/01/20	BBB	$177,369

72	Allied World Assurance Holdings Limited	5.500%	11/15/20	BBB	77,388

240	American Express Credit Corporation	2.250%	5/05/21	A	240,199

348	American International Group, Inc.	3.375%	8/15/20	BBB+	359,450

84	Ameriprise Financial, Inc.	5.300%	3/15/20	A–	89,957

120	Ares Capital Corporation	4.875%	11/30/18	BBB	123,401

204	Associates Corporation of North America	6.950%	11/01/18	A–	213,907

324	Bank of America Corporation	2.250%	4/21/20	A–	324,232

204	Bank of America Corporation	5.000%	5/13/21	A–	221,508

84	Bank of New York Mellon	2.600%	2/07/22	A+	84,574

180	BB&T Corporation	2.050%	5/10/21	A	178,847

84	BlackRock Inc.	4.250%	5/24/21	A+	89,651

72	BNP Paribas	5.000%	1/15/21	A+	77,945

100	Canadian Imperial Bank of Commerce	2.100%	10/05/20	A+	99,721

204	Capital One Financial Corporation	2.450%	4/24/19	BBB+	205,112

72	Capital One Financial Corporation	4.750%	7/15/21	BBB+	77,608

204	Citigroup Inc.	2.700%	3/30/21	A–	205,786

120	Citizens Financial Group Inc.	2.375%	7/28/21	BBB+	119,048

192	Credit Suisse New York	5.400%	1/14/20	BBB	204,732

96	Fifth Third Bancorp.	2.875%	7/27/20	BBB+	97,754

200	Fifth Third Bancorp.	2.600%	6/15/22	BBB+	199,252

72	First Horizon National Corporation	3.500%	12/15/20	BBB–	74,051

72	Franklin Resources, Inc.	4.625%	5/20/20	A+	76,177

504	Goldman Sachs Group, Inc.	5.375%	3/15/20	A–	539,570

84	Hartford Financial Services Group Inc.	8.125%	6/15/68	BBB–	86,940

192	HSBC Holdings PLC	5.100%	4/05/21	A+	208,703

72	Huntington BancShares Inc.	3.150%	3/14/21	BBB+	73,752

96	Intercontinental Exchange, Inc.	2.750%	12/01/20	A	97,953

348	International Lease Finance Corporation	6.250%	5/15/19	BBB–	369,025

96	Jefferies Group Inc.	8.500%	7/15/19	BBB–	105,457

480	JPMorgan Chase & Company	4.500%	1/24/22	A	518,180

204	KeyCorp.	2.900%	9/15/20	BBB+	207,892

84	Lazard Group LLC	4.250%	11/14/20	BBB+	88,481

72	Lincoln National Corporation	6.250%	2/15/20	BBB+	78,318

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$72	Lloyds Bank PLC	6.375%	1/21/21	A+	$80,675

252	Morgan Stanley	2.650%	1/27/20	A–	254,273

252	Morgan Stanley	2.625%	11/17/21	A–	252,364

96	MUFG Americas Holdings Corporation	2.250%	2/10/20	A	95,956

84	NASDAQ Stock Market Inc.	5.550%	1/15/20	BBB	89,991

144	Nomura Holdings Incorporated	6.700%	3/04/20	BBB+	157,968

84	Northern Trust Company	3.375%	8/23/21	A+	87,452

180	PNC Funding Corporation	3.300%	3/08/22	A	186,363

108	Prudential Financial Inc.	8.875%	6/15/68	BBB	112,073

168	Rabobank Nederland	4.500%	1/11/21	AA–	179,661

72	Regions Financial Corporation	3.200%	2/08/21	BBB+	73,628

84	Reinsurance Group of America Inc.	6.450%	11/15/19	BBB+	90,957

96	Santander Holdings USA, Inc.	2.700%	5/24/19	BBB	96,618

216	Santander UK PLC	2.375%	3/16/20	A+	217,776

100	SL Green Realty Corporation Operating Partnership	4.500%	12/01/22	BBB–	105,822

108	State Street Bank & Trust	5.250%	10/15/18	A+	111,548

72	Stifel Financial Corporation	3.500%	12/01/20	BBB–	73,433

144	Sumitomo Mitsui Financial Group, Inc.	2.934%	3/09/21	A	146,346

156	SunTrust Banks Inc.	2.900%	3/03/21	BBB+	158,581

60	SVB Financial Group	5.375%	9/15/20	BBB+	64,832

180	Synchrony Financial	3.000%	8/15/19	BBB–	182,577

72	Synovus Financial Corp.	7.875%	2/15/19	BBB–	77,400

180	US Bancorp	2.625%	1/24/22	AA–	182,138

156	Wells Fargo & Company	3.500%	3/08/22	A	162,051

252	Westpac Banking Corporation	2.000%	8/19/21	AA–	249,203
9,136	Total Financials				9,481,626

	Industrial – 12.6%

72	Agilent Technologies Inc.	5.000%	7/15/20	BBB+	77,082

144	Anheuser Busch InBev	7.750%	1/15/19	BBB+	153,873

168	AT&T, Inc.	3.800%	3/15/22	BBB+	177,089

84	Becton Dickinson & Company	3.125%	11/08/21	BBB	85,849

72	Boston Scientific Corporation	6.000%	1/15/20	BBB	77,735

84	Buckeye Partners LP	2.650%	11/15/18	BBB–	84,525

100	Bunge Limited Finance Company	3.000%	9/25/22	BBB	100,015

100	Celgene Corporation, (WI/DD)	2.750%	2/15/23	Baa2	99,940

84	Celulosa Arauco Y Constitution	5.000%	1/21/21	BBB–	89,416

84	Columbia Pipeline Group, Inc.	3.300%	6/01/20	BBB	86,048

100	Constellation Brands, Inc., (WI/DD)	2.650%	11/07/22	BBB–	99,582

72	CSX Corporation	4.250%	6/01/21	BBB+	76,273

NUVEEN	11

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$120	CVS Health Corporation	4.125%	5/15/21	BBB+	$125,937

72	D.R. Horton, Inc.	4.000%	2/15/20	BBB–	74,491

84	Delphi Automotive PLC	3.150%	11/19/20	BBB	85,985

84	eBay Inc.	2.875%	8/01/21	BBB+	85,270

72	EcoPetrol SA	7.625%	7/23/19	BBB	78,156

180	Ford Motor Company	6.500%	8/01/18	BBB	186,239

84	Fortive Corporation	2.350%	6/15/21	BBB	83,527

84	General Motors Financial Company Inc.	4.375%	9/25/21	BBB	89,196

84	Laboratory Corporation of America Holdings	4.625%	11/15/20	BBB	89,110

72	Life Technologies Corporation	6.000%	3/01/20	BBB	78,117

84	Magellan Midstream Partners LP	4.250%	2/01/21	BBB+	88,706

84	McDonald’s Corporation	2.625%	1/15/22	BBB+	84,846

84	Norfolk Southern Corporation	3.250%	12/01/21	BBB+	86,329

72	Petro Canada	6.050%	5/15/18	BBB+	73,658

156	Petroleos Mexicanos	3.500%	7/23/20	BBB	158,246

72	Phillips 66 Partners LP	2.646%	2/15/20	BBB–	72,469

72	Pioneer Natural Resources Company	7.500%	1/15/20	BBB	79,927

72	Quest Diagnostics Inc.	4.700%	4/01/21	BBB	76,877

72	RELX Capital, Inc.	8.625%	1/15/19	BBB+	77,337

72	Roper Technologies, Inc.	2.800%	12/15/21	BBB–	72,696

72	Southern Natural Gas Company LLC and Southern Natural Issuing Corporation	4.400%	6/15/21	BBB+	76,166

72	Spirit AeroSystems Inc.	5.250%	3/15/22	BBB–	74,726

84	The Western Union Company	5.253%	4/01/20	BBB	89,852

72	Valero Energy Corporation	6.125%	2/01/20	BBB	78,074

216	Verizon Communications	2.946%	3/15/22	BBB+	219,376

84	Western Gas Partners LP	2.600%	8/15/18	BBB–	84,349

72	Xylem Inc.	4.875%	10/01/21	BBB	78,226
3,612	Total Industrial				3,755,315

	Utility – 8.2%

96	Ameren Corporation	2.700%	11/15/20	BBB+	96,993

132	Appalachian Power Company	4.600%	3/30/21	BBB+	141,171

96	CenterPoint Energy Resources Corporation	4.500%	1/15/21	BBB+	101,088

108	Consolidated Edison, Inc.	2.000%	5/15/21	BBB+	107,241

100	Dominion Resources Inc.	4.104%	4/01/21	BBB	103,697

180	Duke Energy Corporation	3.550%	9/15/21	BBB+	187,334

120	Entergy Corporation	5.125%	9/15/20	BBB	127,673

96	Eversource Energy	2.750%	3/15/22	A–	96,843

100	Georgia Power Company	2.000%	9/08/20	A	99,844

12	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Utility (continued)

$96	LG&E and KU Energy LLC	3.750%	11/15/20	BBB+	$99,978

96	National Rural Utilities Cooperative Finance Corporation	3.050%	2/15/22	A+	98,523

84	NextEra Energy Capital Holding Inc.	4.500%	6/01/21	BBB+	89,754

96	Pacific Gas and Electric Company	4.250%	5/15/21	A	101,541

132	PacifiCorp.	2.950%	2/01/22	A+	135,281

96	PSE&G Power LLC	5.125%	4/15/20	BBB+	102,277

100	SCANA Corporation	4.750%	5/15/21	BBB–	104,033

84	Sempra Energy	2.850%	11/15/20	BBB+	85,521

93	Southern California Edison Company	1.845%	2/01/22	A+	92,265

204	The Southern Company	2.350%	7/01/21	BBB+	202,933

108	Virginia Electric and Power Co	2.950%	1/15/22	A–	110,299

180	Xcel Energy Inc.	2.400%	3/15/21	BBB+	180,632
2,397	Total Utility				2,464,921
$15,145	Total Corporate Debt (cost $15,733,646)				15,701,862

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY – 22.1%

$600	U.S. Treasury Notes	1.125%	2/28/19	AAA	$596,906

500	U.S. Treasury Notes	1.250%	4/30/19	AAA	497,813

1,716	U.S. Treasury Notes	1.375%	2/15/20	AAA	1,705,409

1,608	U.S. Treasury Notes	1.625%	3/15/20	AAA	1,606,555

540	U.S. Treasury Notes	1.875%	2/28/22	AAA	538,439

1,200	U.S. Treasury Notes	1.750%	6/30/22	AAA	1,187,297

500	U.S. Treasury Notes	2.000%	10/31/22	AAA	499,707
$6,664	Total U.S. Treasury (cost $6,657,588)				6,632,126

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED – 24.5%

$1,000	AmeriCredit Automobile Receivables Trust, Series 2015-2	1.820%	7/08/20	AAA	$1,000,641

1,325	Commercial Mortgage Pass-Through Certificates 2015-CR22	2.856%	3/10/48	Aaa	1,344,703

3,191	Freddie Mac Gold Mortgage Pool G18642	3.500%	4/01/32	AAA	3,324,489

675	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2015-C28	2.773%	10/15/48	Aaa	684,246

500	Santander Drive Auto Receivables Trust, Series 2014-2	2.760%	2/18/20	Aaa	503,405

500	Santander Drive Auto Receivables Trust, Series 2016-3	1.500%	8/17/20	Aaa	499,504
$7,191	Total Securitized (cost $7,380,553)				7,356,988
	Total Long-Term Investments (cost $29,771,787)				29,690,976
	Other Assets Less Liabilities – 1.0%				295,758
	Net Assets – 100%				$29,986,734

NUVEEN	13

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments	October 31, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$—	$15,701,862	$—	$15,701,862
U.S. Treasury	—	6,632,126	—	6,632,126
Securitized	—	7,356,988	—	7,356,988
Total	$—	$29,690,976	$—	$29,690,976

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

Tax cost of investments	$29,771,787
Gross unrealized:
Appreciation	$46,352
Depreciation	(127,163)
Net unrealized appreciation (depreciation) of investments	$(80,811)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The ratings disclosed reflects net exposure to credit ratings by one or more of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). If there are multiple ratings for a security, the average rating is used, with evenly split ratings being rounded down to the lower rating, which is the method used by the Index. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

14	NUVEEN

Nushares ESG U.S. Aggregate Bond ETF (NUBD)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.2%

	CORPORATE DEBT – 26.3%

	Financials – 8.4%

$51	Alexandria Real Estate Equities, Inc.	3.900%	6/15/23	BBB	$52,845

51	Allstate Corporation	4.500%	6/15/43	A–	56,338

51	Ameriprise Financial, Inc.	4.000%	10/15/23	A–	54,485

187	Bank of Montreal	2.375%	1/25/19	A+	188,149

102	Bank of New York Mellon	3.300%	8/23/29	A	101,644

187	Bank of Nova Scotia	2.050%	10/30/18	A+	187,583

51	Bank of Nova Scotia	2.450%	9/19/22	A+	50,786

51	BlackRock Inc.	3.500%	3/18/24	A+	53,270

51	Boston Properties Limited Partnership	3.700%	11/15/18	BBB+	51,793

68	Boston Properties Limited Partnership	3.850%	2/01/23	BBB+	71,399

68	Brixmor Operating Partnership LP	3.875%	8/15/22	BBB–	70,114

51	Brookfield Finance LLC	4.000%	4/01/24	BBB+	52,945

85	Comerica Inc.	2.125%	5/23/19	A–	85,044

136	Deutsche Bank AG	4.250%	10/14/21	BBB	142,274

51	Equity One Incorporated	3.750%	11/15/22	BBB+	52,633

51	Franklin Resources, Inc.	2.800%	9/15/22	A+	51,659

102	HCP Inc.	3.750%	2/01/19	BBB	103,716

85	HCP Inc.	3.150%	8/01/22	BBB	86,188

51	Host Hotel & Resorts Inc.	4.750%	3/01/23	BBB	54,638

85	International Lease Finance Corporation	5.875%	4/01/19	BBB–	89,388

51	International Lease Finance Corporation	8.625%	1/15/22	BBB–	62,347

85	KeyCorp.	5.100%	3/24/21	BBB+	92,587

51	Liberty Property Trust	3.375%	6/15/23	BBB	51,860

85	Loews Corporation, Senior Notes	2.625%	5/15/23	A	85,053

170	Manulife Financial Corporation	4.900%	9/17/20	A–	181,477

119	Marsh & McLennan Companies	4.800%	7/15/21	A–	128,689

51	Montpelier Re Holdings Limited	4.700%	10/15/22	BBB+	54,077

51	Northern Trust Company	3.950%	10/30/25	A	54,394

51	Orix Corp.	2.900%	7/18/22	A–	51,170

85	PNC Financial Services Inc.	3.900%	4/29/24	A–	89,416

68	Prudential Financial Inc.	6.625%	12/01/37	A–	92,295

102	Rabobank Nederland	3.875%	2/08/22	AA–	108,270

102	RBC USA Holdco Corp.	5.250%	9/15/20	A	110,542

102	Royal Bank of Canada	2.000%	12/10/18	AA–	102,258

NUVEEN	15

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$34	Santander Holdings USA, Inc.	4.500%	7/17/25	BBB	$35,454

51	Santander UK PLC	4.000%	3/13/24	A+	53,967

85	State Street Corporation	3.100%	5/15/23	A	86,609

119	Sumitomo Mitsui Financial Group, Inc.	3.364%	7/12/27	A	119,724

68	TD Ameritrade Holding Corporation	2.950%	4/01/22	A	69,329

51	The Chubb Corporation	6.000%	5/11/37	A	67,026

187	Toronto-Dominion Bank	2.125%	4/07/21	AA–	186,145

51	Westpac Banking Corporation	4.322%	11/23/31	A–	52,850
3,434	Total Financials				3,592,430

	Industrial – 15.9%

102	AbbVie Inc.	4.500%	5/14/35	BBB+	109,303

51	American Honda Finance Limited	1.650%	7/12/21	A	49,966

102	American Tower Company	5.000%	2/15/24	BBB–	112,525

85	Amgen Inc.	4.400%	5/01/45	BBB+	89,498

119	Amphenol Corporation	2.550%	1/30/19	BBB+	119,890

102	Analog Devices Inc.	2.500%	12/05/21	BBB	102,071

51	Apple Inc.	4.500%	2/23/36	AA+	58,118

119	Apple Inc.	3.850%	5/04/43	AA+	120,293

34	Applied Materials Inc.	5.100%	10/01/35	A–	40,247

34	Archer-Daniels-Midland Company	5.765%	3/01/41	A	43,696

34	Astrazeneca PLC	6.450%	9/15/37	A–	45,526

32	Becton Dickinson & Company	5.000%	11/12/40	BBB	34,455

119	Biogen Inc.	3.625%	9/15/22	BBB+	124,559

68	Boardwalk Pipelines LP	3.375%	2/01/23	BBB–	68,280

68	Bristol-Myers Squibb Company	2.000%	8/01/22	A	67,230

68	Broadridge Financial Solutions, Inc.	3.950%	9/01/20	BBB+	71,075

34	Bunge Limited Finance Company	3.000%	9/25/22	BBB	34,005

51	Cardinal Health Inc.	2.616%	6/15/22	BBB+	50,588

68	Cardinal Health Inc.	3.200%	3/15/23	BBB+	68,911

51	Caterpillar Inc.	3.803%	8/15/42	A	52,727

34	Celgene Corporation	5.000%	8/15/45	BBB	37,439

50	Celulosa Arauco Y Constitution	4.750%	1/11/22	BBB–	52,992

34	Clorox Company	3.050%	9/15/22	BBB+	34,783

85	Coca-Cola Company	2.500%	4/01/23	AA–	85,371

51	CSX Corporation	4.250%	11/01/66	BBB+	50,122

51	Deere & Company	3.900%	6/09/42	A	53,671

51	Dell Int LLC / EMC Corp., 144A	8.100%	7/15/36	BBB–	64,677

51	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB–	51,915

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$68	Discovery Communications Inc.	5.000%	9/20/37	BBB–	$70,105

68	Dr. Pepper Snapple Group Inc.	3.130%	12/15/23	BBB+	68,983

51	Eaton Corporation	4.000%	11/02/32	BBB+	52,893

51	Edwards Lifesciences Corporation	2.875%	10/15/18	BBB–	51,484

51	Enbridge Inc.	6.000%	1/15/77	BBB–	54,577

102	Fortive Corporation	2.350%	6/15/21	BBB	101,425

102	Gilead Sciences Inc.	4.000%	9/01/36	A–	105,465

119	Hewlett Packard Enterprise Co	2.850%	10/05/18	BBB	120,005

68	Home Depot, Inc.	5.400%	9/15/40	A	84,485

68	Ingersoll Rand	4.250%	6/15/23	BBB	73,181

34	International Business Machines Corporation (IBM)	5.600%	11/30/39	A+	42,717

42	International Flavors & Fragrances Inc.	3.200%	5/01/23	BBB+	42,678

68	Kellogg Company	2.650%	12/01/23	BBB	67,475

34	Kimberly-Clark Corporation	6.625%	8/01/37	A	47,945

85	Kraft Heinz Foods Company	5.000%	7/15/35	BBB–	93,215

119	Kroger Co	2.300%	1/15/19	BBB	119,390

85	Laboratory Corporation of America Holdings	3.200%	2/01/22	BBB	87,088

68	Lam Research Corporation, Convertible Bond	2.800%	6/15/21	BBB+	68,747

51	Lowes Companies, Inc.	4.650%	4/15/42	A–	57,200

85	Marriott International, Inc.	3.000%	3/01/19	BBB	85,822

34	Mastercard Inc.	2.000%	11/21/21	A	33,753

68	McCormick & Company, Incorporated	2.700%	8/15/22	BBB	68,272

22	Merck & Company Inc.	6.550%	9/15/37	A+	30,377

119	Microsoft Corporation	3.450%	8/08/36	AAA	120,232

153	Microsoft Corporation	3.700%	8/08/46	AAA	153,613

68	Moody’s Corporation, 144A	2.625%	1/15/23	BBB+	67,774

51	Moody’s Corporation	4.500%	9/01/22	BBB+	54,824

68	Motorola, Inc.	3.500%	3/01/23	BBB–	68,801

68	National Oilwell Varco Inc.	2.600%	12/01/22	BBB+	67,003

34	Newell Brands Inc.	5.375%	4/01/36	BBB–	39,599

51	Norfolk Southern Corporation	4.837%	10/01/41	BBB+	57,846

255	Novartis Securities Investment Limited	5.125%	2/10/19	AA–	265,639

68	NVIDIA Corporation	2.200%	9/16/21	BBB+	67,664

136	Oracle Corporation	3.850%	7/15/36	A+	142,218

102	Orange SA	4.125%	9/14/21	BBB+	109,066

51	PACCAR Financial Corporation	2.300%	8/10/22	A+	50,618

34	PepsiCo Inc.	5.500%	1/15/40	A+	42,730

34	PepsiCo Inc.	4.875%	11/01/40	A+	39,561

42	Praxair, Inc.	2.700%	2/21/23	A	42,173

NUVEEN	17

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$51	Priceline Group Inc.	2.750%	3/15/23	BBB+	$50,951

51	Procter and Gamble Company	5.550%	3/05/37	AA–	67,124

34	Quest Diagnostics Inc.	4.250%	4/01/24	BBB	36,249

51	Qwest Corporation	6.750%	12/01/21	BB+	56,477

85	Rockwell Collins Inc.	3.700%	12/15/23	BBB	88,753

42	Roper Technologies, Inc.	3.125%	11/15/22	BBB–	42,616

34	Ryder System, Inc.	2.450%	11/15/18	BBB+	34,130

85	Scripps Networks Interactive Inc.	3.500%	6/15/22	BBB	86,859

51	Seagate HDD Cayman	4.750%	6/01/23	BBB–	52,466

187	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB	192,517

51	Target Corporation	4.000%	7/01/42	A	51,525

68	Telefonica Emisiones SAU	5.462%	2/16/21	BBB	74,343

51	TransCanada Pipelines Limited	6.200%	10/15/37	A–	67,218

68	Tyco Electronics Group. SA	3.500%	2/03/22	A–	70,569

85	Union Pacific Corporation	3.600%	9/15/37	A–	86,493

34	United Parcel Service.	6.200%	1/15/38	A+	45,944

68	Visa Inc.	4.150%	12/14/35	A+	74,245

68	VMWare Inc.	2.950%	8/21/22	BBB–	68,112

34	Vodafone Group PLC	6.150%	2/27/37	BBB+	41,830

238	Walt Disney Company	2.350%	12/01/22	A	237,532

53	Weyerhaeuser Company	4.625%	9/15/23	BBB	57,765

119	WPP Finance 2010	3.625%	9/07/22	BBB	123,434

51	Xerox Corporation	3.625%	3/15/23	BBB–	50,319

85	Xylem Inc.	4.875%	10/01/21	BBB	92,350
6,420	Total Industrial				6,760,397

	Utility – 2.0%

68	Alabama Power Company	6.000%	3/01/39	A	87,421

34	Commonwealth Edison Company, First Mortgage	6.450%	1/15/38	A	46,724

51	Consolidated Edison Company of New York Inc.	5.500%	12/01/39	A–	63,819

34	Florida Power & Light Company	5.950%	2/01/38	AA–	44,669

306	National Rural Utilities Cooperative Finance Corporation	1.650%	2/08/19	A+	305,331

51	Northern States Power Company	6.200%	7/01/37	A+	68,412

21	Potomac Electric Power Co	6.500%	11/15/37	A	28,659

31	Southern California Edison Company	4.500%	9/01/40	A+	34,846

42	Virginia Electric and Power Co	6.000%	5/15/37	A–	54,334

102	WEC Energy Group, Inc.	2.450%	6/15/20	BBB+	102,740
740	Total Utility				836,955
$10,594	Total Corporate Debt (cost $11,178,866)				11,189,782

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 5.8%

	Sovereign Debt – 1.4%

$122	Quebec Province	2.500%	4/20/26	AA–	$120,268

416	Republic of Colombia	2.625%	3/15/23	BBB	408,096

22	Republic of Hungary	7.625%	3/29/41	BBB–	33,924

31	Republic of Peru	5.625%	11/18/50	BBB+	39,122
591	Total Sovereign Debt				601,410

	Municipal Bonds – 0.5% (3)

35	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3 (Optional Call: 4/23 at 100.00)	6.725%	4/01/35	BBB–	39,529

135	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.517%	4/01/39	AAA	173,389
170	Total Municipal Bonds				212,918

	Government Agency – 3.9%

272	Asian Development Bank	1.625%	5/05/20	AAA	270,715

136	European Investment Bank	2.000%	3/15/21	Aaa	136,135

340	Federal Home Loan Bank Bonds	1.875%	12/11/20	AAA	340,291

68	Federal National Mortgage Association	5.625%	7/15/37	AAA	93,977

51	Inter-American Development Bank	3.875%	10/28/41	Aaa	56,719

138	International Bank for Reconstruction and Development	1.750%	11/22/21	Aaa	136,127

552	KFW Bankegruppe	1.500%	6/15/21	AAA	542,089

68	KFW Bankegruppe	2.500%	11/20/24	AAA	68,410

22	Tennessee Valley Authority	5.250%	9/15/39	AAA	28,909
1,647	Total Government Agency				1,673,372
$2,408	Total Government Related (cost $2,494,399)				2,487,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY – 37.0%

$2,754	U.S. Treasury Notes	1.375%	9/30/19	AAA	$2,743,027

5,151	U.S. Treasury Notes	1.375%	9/15/20	AAA	5,102,910

1,785	U.S. Treasury Notes	1.875%	9/30/22	AAA	1,773,356

2,142	U.S. Treasury Notes	2.125%	9/30/24	AAA	2,128,445

2,244	U.S. Treasury Notes	2.250%	8/15/27	AAA	2,219,281

1,785	U.S. Treasury Notes	2.750%	8/15/47	AAA	1,740,236
$15,861	Total U.S. Treasury (cost $15,754,500)				15,707,255

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED – 30.1%

$250	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	Aaa	$249,896

250	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19	3.183%	2/10/48	Aaa	254,553

NUVEEN	19

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED (continued)

$2,614	Fannie Mae Mortgage Pool MA2941	3.500%	3/01/32	AAA	$2,720,022

3,334	Fannie Mae Mortgage Pool MA3120, (WI/DD)	3.500%	9/01/47	AAA	3,429,699

2,982	Fannie Mae Mortgage Pool MA3143	3.000%	9/01/47	AAA	2,985,401

3,021	Ginnie Mae Mortgage Pool MA3663	3.500%	5/20/46	AAA	3,137,792
$12,451	Total Securitized (cost $12,806,371)				12,777,363
	Total Long-Term Investments (cost $42,234,136)				42,162,100

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 1.4%

	GOVERNMENT RELATED – 1.4%

$600	Federal Home Loan Banks, Discount Notes	0.000%	11/01/17	N/R	$600,000
$600	Total Short-Term Investments (cost $600,000)				600,000
	Total Investments (cost $42,834,136) – 100.6%				42,762,100
	Other Assets Less Liabilities – (0.6)%				(256,706)
	Net Assets – 100%				$42,505,394

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$—	$11,189,782	$—	$11,189,782
Government Related	—	2,487,700	—	2,487,700
U.S. Treasury	—	15,707,255	—	15,707,255
Securitized	—	12,777,363	—	12,777,363
Short-Term Investments:
Government Related	—	600,000	—	600,000
Total	$—	$42,762,100	$—	$42,762,100

20	NUVEEN

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio as of October 31, 2017.

Tax cost of investments	$42,834,136
Gross unrealized:
Appreciation	$27,178
Depreciation	(99,214)
Net unrealized appreciation (depreciation) of investments	$(72,036)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The ratings disclosed reflects net exposure to credit ratings by one or more of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). If there are multiple ratings for a security, the average rating is used, with evenly split ratings being rounded down to the lower rating, which is the method used by the Index. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NUVEEN	21

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017